Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ in Millions	1 Months Ended
	Apr. 27, 2022	Mar. 31, 2022
Subsequent Events (Details) [Line Items]
Aggregate principal amount		$ 20
Interest rate		7.00%
Term loan closing Final		$ 10
Term loan closing initial	$ 10